Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 31, 2019
Property and Equipment, net
Total cost	¥ 198,476	¥ 148,472
Less: Accumulated depreciation	(15,072)	(5,876)
Property and equipment, net	183,404	146,071		$ 25,902
Depreciation expenses	9,196	3,618	¥ 1,945
Buildings
Property and Equipment, net
Total cost	148,168	125,692
General equipment
Property and Equipment, net
Total cost	26,546	6,161
Leasehold improvements
Property and Equipment, net
Total cost	8,592	2,399
Motor vehicles
Property and Equipment, net
Total cost	2,344	1,394
Capital lease
Property and Equipment, net
Total cost	12,826	12,826
Less: Accumulated depreciation	(1,599)	(321)
Property and equipment, net	11,227	12,505
Lease arrangement term (in years)					10 years
Leased equipment under capital lease
Property and Equipment, net
Total cost	¥ 12,826	12,826
Construction in Progress
Property and Equipment, net
Total cost		¥ 3,475